Concentration	9 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentration

13. CONCENTRATION

A substantial portion of the Company revenues were related to one customer (87%) for the nine months ended December 31, 2013 totaling $91,665. The loss of the customer or the failure to attract new customers could have a material adverse effect on our business, results of operations and financial condition.